ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

October 27, 2020

FILED VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”) (File Nos. 333-179562 and 811-22668) Roundhill Acquirers Deep Value ETF (the “Fund”) (S000046243)
Dear Sir or Madam:
Pursuant to Rule 485(a) of the Securities Act of 1933 (the “1933 Act”), the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of the Trust and the Fund is Post-Effective Amendment No. 654 and Amendment No. 655 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The primary purposes of this filing are to incorporate changes to the Fund's name, investment objective, principal investment strategies, and principal investment risks that were previously communicated to shareholders in supplements to the Fund’s summary prospectus, prospectus, and statement of additional information on June 5, 2020 and October 9, 2020. The Trust anticipates filing a subsequent amendment to its Registration Statement on Form N-1A pursuant to Rule 485(b) of the 1933 Act in December 2020 to incorporate any additional changes in response to comments from the staff of the Commission, to incorporate updated financial statements, and make other non-material changes to update performance and other information about the Fund.

If you have any questions or require further information, please contact Michael Barolsky at (414) 765‑5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President and Secretary